Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Assets
Cash		$ 15,153,909	$ 15,960,057
Restricted Cash			1,328,895
Bank acceptance receivables		12,064,673	18,566,258
Accounts receivable, net		84,325,038	78,660,700
Inventories		1,704,309	1,409,639
Prepayments and other current assets		17,359,921	9,740,424
Total current assets		153,583,568	143,438,322
Property, plant and equipment		7,699,159	7,886,579
Intangible assets		446,495	443,035
Long term investment		23,452,325	22,389,540
Prepayments and other noncurrent assets		22,000,808	11,088,736
Deferred tax assets.net			992,904
Total assets		207,182,355	186,239,116
Liabilities
Short-term bank borrowings		8,987,430	7,945,966
Accounts payable		8,420,142	15,475,673
Taxes payable		169,868	1,243,127
Accrued expenses and other current liabilities		673,703	1,269,908
Contingent liability			1,328,895
Total current liabilities		18,251,143	27,263,569
Commitments and contingencies
Shareholders’ equity
Preferred share, $0.05 par value, 2,000,000,000 shares authorized, no shares issued and outstanding as of December 31, 2025 and 2024
Share to be issued		6,080,000
Treasury shares, at cost, 2,320 shares both as of December 31, 2025 and 2024, respectively*	[1]	(200,000)	(200,000)
Additional paid-in capital		59,642,379	49,221,322
Statutory surplus reserves		16,300,937	16,238,283
Retained earnings		111,945,994	105,226,822
Accumulated other comprehensive loss		(4,872,992)	(11,526,831)
Total shareholders’ equity		188,931,212	158,975,547
Total equity		188,931,212	158,975,547
Total liabilities and equity		207,182,355	186,239,116
Class A Ordinary Shares
Shareholders’ equity
Ordinary Shares, value	[1]	34,894	15,951
Class B Ordinary Shares
Shareholders’ equity
Ordinary Shares, value	[1]
Related Party
Assets
Accounts receivable-a related party		1,499,525	727,180
Due from related parties		$ 21,476,193	$ 17,045,169

[1]	Number as of December 31, 2024 was retroactively restated for 100-for-1 share consolidation with effective date of November 8, 2025.